Summary of Expenses for Bank's Defined Contribution Plans (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 145	$ 127	$ 483	$ 432
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	50	44	148	138
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 95	$ 83	$ 335	$ 294